Right-of-Use asset (Tables)	12 Months Ended
Mar. 31, 2026
Disclosure of Right of use assets [Abstract]
Summary of Right of Use Asset

	Category of Right-of-Use asset
	Land		Buildings		Plant and equipment		Vehicles		Total
Gross carrying value:
As at April 1, 2024	₹	1,343	₹	28,453	₹	2,242	₹	849	₹	32,887
Additions		-		10,822		3,735		228		14,785
Disposals		(221)		(4,389)		(632)		(354)		(5,596)
Translation adjustment		-		152		100		17		269
As at March 31, 2025	₹	1,122	₹	35,038	₹	5,445	₹	740	₹	42,345

Accumulated depreciation:
As at April 1, 2024	₹	98	₹	13,237	₹	1,086	₹	511	₹	14,932
Depreciation		21		5,362		539		180		6,102
Disposals		(13)		(3,776)		(303)		(319)		(4,411)
Translation adjustment		-		81		34		9		124
As at March 31, 2025	₹	106	₹	14,904	₹	1,356	₹	381	₹	16,747
Net carrying value as at March 31, 2025	₹	1,016	₹	20,134	₹	4,089	₹	359	₹	25,598

Gross carrying value:
As at April 1, 2025	₹	1,122	₹	35,038	₹	5,445	₹	740	₹	42,345
Additions		-		7,697		-		233		7,930
Additions through Business combination (Refer to Note 7)		-		1,062		-		-		1,062
Disposals		-		(5,385)		(959)		(204)		(6,548)
Translation adjustment		-		2,062		593		135		2,790
As at March 31, 2026	₹	1,122	₹	40,474	₹	5,079	₹	904	₹	47,579

Accumulated depreciation:
As at April 1, 2025	₹	106	₹	14,904	₹	1,356	₹	381	₹	16,747
Depreciation		19		5,611		875		220		6,725
Disposals		-		(4,421)		(936)		(156)		(5,513)
Translation adjustment		-		1,054		207		72		1,333
As at March 31, 2026	₹	125	₹	17,148	₹	1,502	₹	517	₹	19,292
Net carrying value as at March 31, 2026	₹	997	₹	23,326	₹	3,577	₹	387	₹	28,287

Disclosure of Lease Expenses

The Company recognized the following expenses in the consolidated statement of income:

	Year ended March 31,
	2024		2025		2026
Rent expense recognized under facility expenses pertaining to:
Leases of low-value assets	₹	245	₹	232	₹	309
Short-term leases		3,257		3,842		3,304
	₹	3,502	₹	4,074	₹	3,613

Summary of Lease Liability

Lease Liability

	Year ended March 31,
	2025		2026
Balance at the beginning of the year	₹	22,728	₹	30,218
Additions		16,649		11,680
Additions through Business combinations		-		1,062
Deletions		(967)		(1,268)
Finance cost accrued during the period		1,593		1,956
Payment of lease liabilities		(10,474)		(11,561)
Translation adjustment		689		2,949
Balance at the end of the year	₹	30,218	₹	35,036

Non-current	₹	22,193	₹	26,327
Current		8,025		8,709